Trade and other payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Increase (decrease) in trade payables	€ (1,801)
Other payables	1,327	€ 1,152
Payroll payables	255	215
Payables for social security contributions	92	92
Trade and other payables	12,936	15,545
Euro
Trade and other payables
Trade and other payables	5,384
US Dollars
Trade and other payables
Trade and other payables	6,243
Gas take-or-pay contracts
Trade and other payables
Other payables	€ 376	€ 148